Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of the restatement on each financial statement
	As Previously Reported	Adjustments	As Restated
Balance Sheets for the three months ended March 31, 2021 (unaudited)
Common stock subject to possible redemption:
Number of common stock outstanding	24,136,072	4,613,928	28,750,000
Value of common stock subject to possible redemption	$241,360,720	$46,139,280	$287,500,000
Class A Common stock excluding common stock subject to possible redemption	4,613,928	(4,613,928)	—
Class A Common stock value	$461	(461)	—
Additional paid-in capital	$16,277,478	$(16,253,340)	$24,138
Accumulated deficit	$(11,278,892)	$(29,885,479)	$(41,164,371)
Total Stockholders’ Equity (Deficit)	$5,000,005	(46,139,280)	$(41,139,275)

	As Previously Reported	Adjustments	As Restated
Balance sheet as of December 10, 2020 (audited)
Total Liabilities	$10,374,560	$22,272,500	$32,647,060
Warrant Liability	—	22,272,500	22,272,500
Class A Common Stock Subject to Possible Redemption	274,031,080	(22,272,500)	251,758,580
Class A Common Stock	135	222	357
Additional Paid-in Capital	4,999,913	879,809	5,879,722
Accumulated Deficit	(999)	(880,031)	(881,030)
Total Stockholders’ Equity	5,000,007	—	5,000,007
Number of Class A common shares subject to redemption	27,403,108	(2,227,250)	25,175,858

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$10,168,977	$22,862,501	$33,031,478
Warrant Liability	—	22,862,501	22,862,501
Class A Common Stock Subject to Possible Redemption	273,850,409	(22,862,501)	250,987,908
Class A Common Stock	136	229	365
Additional Paid-in Capital	5,180,583	1,469,803	6,650,386
Accumulated Deficit	(181,675)	(1,470,032)	(1,651,707)
Total Stockholders’ Equity	5,000,002	—	5,000,002
Number of Class A common shares subject to redemption	27,385,874	(2,287,083)	25,098,791

Period from September 10, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(181,675)	$(1,470,032)	$(1,651,707)
Weighted average shares outstanding, common stock subject to possible redemption	27,403,108	(2,227,250)	25,175,858
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average shares outstanding, non-redeemable common stock	8,843,003	437,124	9,280,127
Basic and diluted net loss per share, non-redeemable common stock	(0.02)	(0.16)	(0.18)

Cash Flow Statement for the Period from September 10, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(181,675)	$(1,470,032)	$(1,651,707)
Allocation of initial public offering costs	—	828,064	828,064
Change in fair value of warrant liability	—	590,001	590,001
Compensation expense	—	51,667	51,667
Initial classification of warrant liability	—	22,272,500	22,272,500
Initial classification of common stock subject to possible redemption	274,031,080	(22,272,500)	251,758,580
Change in value of common stock subject to possible redemption	(180,671)	(590,001)	(770,672)

Schedule of condensed statement of operations
Basic and diluted weighted average common stock outstanding, common stock subject to possible redemption	25,098,791	1,476,894	26,575,685
Basic and diluted weighted average common stock outstanding, Non-redeemable common stock	13,234,542	(1,476,894)	11,757,648
Basic and diluted net loss per common stock, Non-redeemable common stock	$(0.73)	$(0.09)	$(0.82)

Schedule of condensed consolidated statement of cash flows
	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the three months ended March 31, 2021 (unaudited)
Non-Cash Investing and Financing Activities:
Change in value of common stock subject to possible redemption	(9,627,188)	46,139,280	36,512,092